Client Name:	XXX
Client Project Name:	TPMT 2019-HY3
Start - End Dates:	11/30/2017 - 10/29/2018
Deal Loan Count:	4
Report Run Date:	9/16/2019 4:14 PM

Loan Level Tape Compare Upload
Loans in Report	4

Redacted LoanID	Loan Number	LoanUID	Borrower Last Name	Field	Tape Data	Reviewer Data	Sample group	Discrepancy Comments	Loan Status
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXX	XXX	XXX	Loan Term	365	360	TPMT 2019-HY3	Per note, term is 360.	Complete
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXX	XXX	XXX	Combined Loan to Value	91.88	90	TPMT 2019-HY3	(No Data)	Complete
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXX	XXX	XXX	Loan Purpose	Purchase	Cashout Refi	TPMT 2019-HY3	Per HUD-1, loan purpose is Cash-out.	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Note Date	XXX	XXX	TPMT 2019-HY3	Per Note	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Rate Change Frequency	6 Months	1 Month	TPMT 2019-HY3	(No Data)	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Were Loan Terms Modified?	N	Yes	TPMT 2019-HY3	(No Data)	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Representative Score	665	672	TPMT 2019-HY3	Per credit report	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Margin	2.375	3.9	TPMT 2019-HY3	Per Note	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXX	XXX	XXX	Pay Change Frequency	6 Months	12 Months	TPMT 2019-HY3	(No Data)	Complete

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.